As filed with the Securities and Exchange Commission on September 9, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-21772
                     ---------------------------------------

                  Man Glenwood Lexington Institutional TEI, LLC
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

               123 N. Wacker Drive, 28th Floor, Chicago, IL 60606
              -----------------------------------------------------
              (Address of principal executive officers) (Zip code)

                                  Steven Zoric
               ---------------------------------------------------

               123 N. Wacker Drive, 28th Floor, Chicago, IL 60606
              -----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 881-6500
              ----------------------------------------------------

                          Date of fiscal year end: N/A
                          -----------------------------

                          Date of reporting period: N/A
                          -----------------------------

ITEM 1.  PROXY VOTING RECORD

     The Fund's registration statement has not yet become effective. The Fund has not begun operations, currently has no assets and has no proxy voting record to report.


                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Man Glenwood Lexington Institutional TEI, LLC

By: /s/ Steven Zoric
   --------------------------------------

Name:    Steven Zoric
Title:   Secretary
Date:    September 9, 2005